ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

14.                ORDINARY SHARES

On July 1, 2010, upon the completion of IPO, 35,175,000 ordinary shares were issued for net proceeds of $98,051. In addition, all of the Series A Convertible Redeemable Preferred Shares were automatically converted into 40,000,000 ordinary shares and 800,000 performance based nonvested shares vested immediately.

On November 15, 2010 and December 28, 2010, the Company issued a total of 7,529,580 ordinary shares which are held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested stock options or vesting of nonvested shares granted. The issued ordinary shares are not considered as outstanding shares until they are delivered to the employees or non-employees upon exercise of vested stock options or vesting of nonvested shares granted. As of December 31, 2010, 2011 and 2012, 359,684, 3,165,716 and 6,265,945 ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options or vesting of nonvested shares, respectively. As a result, 7,169,896, 4,363,864 and 1,263,635 ordinary shares were excluded from the outstanding shares as of December 31, 2010, 2011 and 2012, respectively.

150,000 nonvested shares that vested on December 31, 2011 were not included in outstanding shares until the registration of the shares was completed in February 2012, but were included in computing of basic net income per share for the year of 2011.

Share Repurchase Program

On February 27, 2012, the Company was authorized by its board of directors but not obligated to repurchase up to US$50.0 million worth of its own ADSs within 12 months upon receiving such authorization.

Pursuant to the share repurchase plan, the Company repurchased 2,536,647 ADSs as of December 31, 2012, representing 10,146,588 ordinary shares, with a total consideration of approximately $29.2 million at a price range of $10.03 to $12.57 per ADS, including brokerage commissions. The shares repurchased by the Company were accounted for at cost as treasury stock. This plan expired in February 2012 and no additional shares were repurchased before expiration.